Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Payment of Dividends
The Group did not decree or pay dividends during ended December 31, 2020, based on the retained earnings as of December 31, 2019, and dividends were decreed by the Group during ended December 31, 2019, based on retained earnings as of December 31, 2018:

	December 31, 2020	December 31, 2019
Dividends decreed
Dividend - Ordinary shared	$—	$9,862
Dividend - Preferred shared		5,523

Total	$—	$15,385